Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net loss	$ (61,018)	$ (12,858)	$ (9,743)	$ (17,870)	$ (6,270)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,830)
Depreciation and Amortization	38,018	39,437	53,232	55,259	53,861
Stock-based compensation	16,195	17,272	22,552	14,414	12,831
Provision for doubtful accounts	4,511	1,601	4,594	8,732	15,307
Loss (gain) on disposal of fixed assets	23	178	(6,366)	(5,822)	(464)
Foreign currency (gain)/loss	621	(2,472)	(133)	156	(3,078)
Asset impairments	10,652	556	7,234	86,373	11,657
Non-cash interest expense	5,877	2,814	3,685	19,112	56,695
Equity in earnings	247	(19)	282	(355)	(524)
Deferred income taxes	(281)	9,349	(8,582)	(28,248)	8,029
Changes in operating assets and liabilities, net of the effects from business acquisitions:
Trade accounts receivable	9,444	(25,705)	(53,405)	(33,985)	39,846
Other receivables	365	11,043	(204)	13,827	(15,049)
Inventories	(62,540)	(55,684)	(4,978)	(70,706)	4,505
Prepaid expenses and other current assets	(13,554)	(11,068)	(5,069)	(4,799)	7,103
Other assets	2,323	885	1,752	(4,586)	8,958
Accounts payable	37,011	33,845	1,964	24,839	15,412
Accrued liabilities and other long-term liabilities	4,354	(17,099)	(5,260)	9,320	9,276
Income taxes receivable/payable	(4,765)	(8,956)	(15,094)	(11,512)	(16,568)
Cash (used in)/provided by operating activities of continuing operations			(13,539)	54,149	199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(12,517)	(16,881)	(13,539)	54,149	203,482
Cash flows from investing activities:
Capital expenditures	(39,366)	(47,177)	(66,081)	(89,590)	(47,797)
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Changes in restricted cash	(409,167)				52,706
Net cash (used in)/provided by investing activities	(448,533)	(56,294)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	11,377	15,139	30,070	16,581
Payments on lines of credit	(22,561)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	646,876	127,034	140,035	315,330	59,353
Payments on long-term debt	(142,121)	(57,513)	(112,841)	(284,676)	(220,566)
Stock option exercises and employee stock purchases	6,165	1,335	2,241	4,129	3,639
Transactions with non-controlling interest owners		(11,000)	(11,000)		(5,174)
Payments of debt and equity issuance costs	(13,087)			(6,391)	(9,573)
Net cash provided by financing activities	481,429	58,907	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	181	(13,582)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	20,560	(27,850)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	62,383	81,903	41,823	109,753	120,593
Cash paid during the period for:
Interest	42,035	38,836	54,788	47,055	54,023
Income taxes	11,126	13,100	25,733	20,356	15,916
Non-cash investing activities:
Capital expenditures accrued at period end	6,181	3,291	6,026	3,246	6,681
Common stock issued in debt-for-equityexchange					$ 132,250